May 7, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

RE:      THE DREYFUS LAUREL TAX FREE MUNICIPAL FUNDS
         CIK NO. 717341
         33-43845

Dear Sir/Madam:

         On May 6, 2002, a 497J filing was submitted and accepted under the CIK Number for the above-referenced fund. The accession number of which is 0000717341-02-000005. Please disregard this filing as it was inadvertently transmitted for this fund.

         The filing has since been transmitted and accepted under the correct CIK Number. The accession number of which is 0000811789-02-000004.

         We apologize for any inconvenience caused.

                                                              Very truly yours,


                                                              Monica Moran